EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Profit attributable to ordinary equity holders of the parent (RMB) | ¥		¥ 850,999	¥ 707,460	¥ 1,413,221
Other equity instruments' distribution reserved (RMB) | ¥		(219,249)	(129,282)	(110,000)
Profit attributable to ordinary equity holders of the parent after adjusting other equity instruments' distribution reserved | ¥		¥ 631,750	¥ 578,178	¥ 1,303,221
Weighted average number of ordinary shares in issue		14,903,798,236	14,903,798,236	14,903,798,236
Effect of equity exchange arrangement			1,938,915,502
Issuance of share capital		2,118,874,715
Weighted average number of ordinary shares in issue after adjusting the effect of equity exchange arrangement		17,022,672,951	16,842,713,738	14,903,798,236
Basic and diluted earnings per share (RMB) | (per share)	$ 0.0053	¥ 0.037	¥ 0.034	¥ 0.087
Dilutive potential shares		0	0	0